Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Loss Contingencies [Line Items]
Rent expenses under operating leases	$ 102	$ 82
Licenses [Member]
Loss Contingencies [Line Items]
Number license agreements	9
Number of entities under the license agreement	6
Royalty and license maintenance paid	$ 61	$ 41
Licenses [Member] | University Of Florida Research Foundation Licenses [Member]
Loss Contingencies [Line Items]
Number of entities under the license agreement	5
Licenses [Member] | Company [Member]
Loss Contingencies [Line Items]
Number of entities under the license agreement	1
Licenses [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalty percentage on net sales	0.50%
Licenses [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalty percentage on net sales	4.00%